INTEREST AND OTHER FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTEREST AND OTHER FINANCE COSTS
Interest income	$ 6	$ 10	$ 8
Interest expense:
Bank borrowings	(4)	(7)	(11)
Private placement notes	(42)	(41)	(38)
Lease liabilities	(6)	(6)
Corporate bond	(5)
Other	(5)	(11)	(10)
Total interest expense	(62)	(65)	(59)
Net interest expense	$ (56)	$ (55)	$ (51)